Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Schedule of basic and diluted net earnings per common share

Year Ended
December 31,
(in thousands, except per share data)	2021
Numerator
Net loss	$(57,762)
Less: net loss attributable to noncontrolling interest	(51,856)
Net loss attributable to Class A common stockholders	(5,906)
Less: net loss attributable to participating securities	(62)
Net loss attributable to Class A common stockholders, basic and diluted	$(5,844)

Denominator
Weighted average common stock outstanding	68,734
Less: weighted average unvested Earnout Shares outstanding	(719)
Weighted average common stock outstanding, basic and diluted	68,015

Net loss per share – basic and diluted	$(0.09)

Schedule of antidilutive securities excluded from computation of diluted EPS

As of
December 31,
(in thousands)	2021
Public Warrants	14,949
Private Placement Warrants	3,149
Restricted stock units	1,955
20,053